POSTRETIREMENT BENEFITS - HEALTH CARE AND OTHER POSTEMPLOYMENT BENEFITS (Changes Recognized in OCI Postretirement) (Details) (Postretirement Benefit Costs [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012
Postretirement Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial Gain	$ (13)	$ (31)
Amortization of Prior Service Credit	1	1
Amortization of Actuarial Gain	5	6
Total Recognized in Accumulated Other Comprehensive Loss	$ (7)	$ (24)